GO GREEN DIRECTORIES, INC.
1030 ALHAMBRA CIRCLE, CORAL GABLES, FL 33134
646.334.2859          646.415.9093 FAX

United States Securities Commission
Division of Corporate Finance
Washington, DC 20549

Attention: Mr. Mathew Crispino

Re:

File Number: 333-168263

Sir:

We are pleased to respond to your comment letter of June 1, 2011.

General
1.

We note your response to prior comment 1 and the fact that as of the date of this letter, there appears to have been no change to the contents of your website. As you did not provide us with an analysis as to why you believe the information on your website is a permissible communication consistent with Section 5(b)(1) of the Securities Act. please tell us the consideration you have given to disclosing in the risk factors section. Management's Discussion and the financial statement notes the fact that the company has made written offers that do not appear to comply with Section 5(b)(1) of the Securities Act and providing a detailed, qualitative and quantitative discussion of the potential risks that such offers pose to the company and its investors. Also. in your response letter, provide us with information regarding the number of times your website has been viewed.

By end of business on June 1, 2011 new language was posted to our website, eliminating any and all reference to our common stock and/or registration statement, and in accordance with the information supplied to you in our response to prior comment 1.  As previously stated, it was not our intention that the draft registration statement language ever be published online.  We do not and did not believe the language to be a permissible communication consistent with Section 5(b)(1) of the Securities Act.

We are not able to accurately report the number of times the website has been viewed.  Google Analytics (which supplies such data) was activated on our site on June 1, 2011, the date the “improved” site including the listings was expected to be launched, when the website would actually serve as a directory. What is known is as follows: the draft registration statement language was mistakenly published on-line on or about March 6, 2011 and was removed June 1, 2011.  We have not marketed the Company online or offline, nor attempted to draw any other attention to the site since the directory is not yet functioning.  The first date that Google Analytics actually recorded and analyzed data was June 6, 2011.  The only visitors to the website since June 6, 2011 appear to have been Rachael Hodyno and the concern constructing the site.

Operations Plan
2.

Tell us why you believe the company may begin earning revenues in the latter part of 2011. In this regard, your initial six month test period, in which you plan on providing services for free, does not begin until this registration statement is effective. At this point, it appears your initial test period may not be completed before the end of 2011. Explain further or revise your disclosures accordingly.

We no longer believe the Company will earn revenues in the latter part of 2011, and have revised our disclosures to indicate that the Company expects to begin earning revenues in 2012.

Liquidity and Capital Resources
3.

You indicate that at the close of the recent equity private placement you had $15,507 in available cash. Tell us when you conducted this private placement and where within this registration statement you included a discussion of this offering. To the extent you have not disclosed this event, revise to include such information in the subsequent events footnote and in your recent sale of unregistered securities disclosures. If you have not conducted a recent equity private placement, then explain further why your current cash balance exceeds that of your February 28, 2011 balance sheet.

The term “recent” is no longer accurate for this late-stage draft and has been removed.  The equity private placement took place in 2010, shares specifically being issued on April 30 and June 1.  The issuances of the shares are discussed under “ISSUANCE OF SECURITIES TO THE SELLING STOCKHOLDERS” on pg. 20, and a full list of shareholders has been provided.  Our current cash balance does not exceed the February 28, 2011 balance sheet.

Interim Period Financial Statements

Balance Sheet as at February 28, 2011
4.

Revise the description of the line item currently labeled as "total current liabilities" to more clearly describe the type of liabilities included therein (i.e. accounts payable, notes payable, etc).

This is complete.

Note 4. License Agreement
5.

You disclose that the company executed a license agreement with GreenPeople, LLC on February 28, 2011, however, in your response to comment 3 you indicate that the contract for the listings was signed on March 1, 2011.  Please explain these apparent inconsistencies or revise accordingly.

The February 28, 2011 date has been corrected, and the license agreement is now described under “Note 6. Subsequent Events”.  As we indicated in our response to your comment 3 of the April 27 letter, the contract and payment were not executed until March 1, 2011.

The Company hereby acknowledges that:

•

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your previous comments and look forward to further observations, if necessary.

Thank you.

/s/ Brian J. O’Shaughnessy

cc: Via Email: Jill Arlene Robbins, Esq.